Note 5 - Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Details
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0	$ 0	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 0	$ 0		$ 0